OIL AND NATURAL GAS PROPERTIES & OIL AND NATURAL GAS PROPERTY ACQUISITIONS AND DIVESTITURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Oil And Gas Properties And Oil And Gas Properties Acquisitions And Divestitures Abstract [Abstract]
Schedule of Capitalized Costs of Unproved Properties Excluded from Amortization
The following table sets forth a summary of oil and natural gas property costs (net of divestitures) not being amortized at June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
	(In thousands)
Unproved unevaluated acreage:
Beginning balance	$24,461	$-
Lease purchases	15,485	546
Assets acquired	-	23,915
Total unproved acreage	$39,946	$24,461

Wells in progress:
Beginning balance	$7,453	$-
Additions	11,260	7,453
Reclassification to evaluated properties	(7,411)	-
Total wells in progress and not subject to DD&A	$11,302	$7,453

	December 31,
	2016	2015
	(In thousands)
Undeveloped unevaluated acreage
Beginning Balance	$-	$2,886
Lease purchases	546	-
Assets conveyed	23,915	-
Transfer and other reclassification to evaluated properties	-	(2,886)
Total undeveloped acreage	$24,461	$-

Wells in progress:
Beginning Balance	$-	$6,042
Additions	7,453	-
Disposition of wells in progress for elimination of accrued expenses for drilling	-	(5,198)
Reclassification to evaluated properties	-	(844)
Total wells in progress and not subject to DD&A	$7,453	$-